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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      Chief Administrative Officer
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York                November 14, 2012
--------------------       ------------------                -----------------
    [Signature]              [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                       0
                                                 ----------

Form 13F Information Table Entry Total:                 48
                                                 ----------

Form 13F Information Table Value Total:           $771,241
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter ended September 30, 2012

        COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                                              VALUE     SHRS or    SH/  PUT/  INVE  OTH       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISC  MAN     SOLE     SHARED  NONE
----------------------------  ---------------    ---------  ---------  ----------  ---  ----  ----  ---  ----------  ------  ----
AIRTRAN HLDGS INC             NOTE 5.250%11/0    00949PAD0  $ 26,419   21,093,000  PRN        SOLE       21,093,000
ALLIANCE DATA SYSTEMS CORP    NOTE 4.750% 5/1    018581AC2  $ 69,111   22,927,000  PRN        SOLE       22,927,000
ALLEGHENY TECHNOLOGIES INC    COM                01741R102  $  1,030       32,300  SH         SOLE           32,300
AMERICAN CAP MTG INVT CORP    COM                02504A104  $ 15,747      626,611  SH         SOLE          626,611
ANNALY CAP MGMT INC           NOTE 5.000% 5/1    035710AB8  $  4,598    4,500,000  PRN        SOLE        4,500,000
CEMEX SAB DE CV               NOTE 3.750% 3/1    151290BC6  $ 36,514   37,000,000  PRN        SOLE       37,000,000
CENTRAL EUROPEAN MEDIA        NOTE 5.000%11/1    153443AH9  $ 37,895   40,100,000  PRN        SOLE       40,100,000
CHIQUITA BRANDS INTL INC      NOTE 4.250% 8/1    170032AT3  $  5,712    6,500,000  PRN        SOLE        6,500,000
CINEDIGM DIGITAL CINEMA CORP  COM                172407108  $  1,860    1,377,613  SH         SOLE        1,377,613
CITIGROUP INC                 UNIT 99/99/9999    172967416  $  3,879       40,000  SH         SOLE           40,000
CNO FINL GROUP INC            DBCV 7.000%12/3    12621EAC7  $  9,292    5,102,000  PRN        SOLE        5,102,000
CNO FINL GROUP INC            DBCV 7.000%12/3    12621EAE3  $  2,584    1,419,000  PRN        SOLE        1,419,000
COVENTRY HEALTH CARE INC      COM                222862104  $  6,149      147,500  SH   CALL  SOLE          147,500
CYCLACEL PHARMACEUTICALS INC  PFD CONV EX 6%     23254L207  $    627      196,000  SH         SOLE          196,000
DENDREON CORP                 NOTE 2.875% 1/1    24823QAC1  $  7,640   11,500,000  PRN        SOLE       11,500,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM                256743105  $  9,562      110,000  SH   CALL  SOLE          110,000
DRYSHIPS INC                  NOTE 5.000%12/0    262498AB4  $ 11,576   14,010,000  PRN        SOLE       14,010,000
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN     29273R109  $  3,184       74,800  SH   PUT   SOLE           74,800
FAIRPOINT COMMUNICATIONS INC  COM NEW            305560302  $ 38,770    5,128,325  SH         SOLE        5,128,325
GILEAD SCIENCES INC           NOTE 1.00% 5/0     375558AN3  $  9,030    6,000,000  PRN        SOLE        6,000,000
HERTZ GLOBAL HOLDINGS INC     NOTE 5.250% 6/0    42805TAA3  $  9,763    5,500,000  PRN        SOLE        5,500,000
HORSEHEAD HLDG CORP           NOTE 3.800% 7/0    440694AB3  $  1,415    1,500,000  PRN        SOLE        1,500,000
INCYTE CORP                   NOTE 4.750%10/0    45337CAJ1  $ 16,131    7,483,000  PRN        SOLE        7,483,000
JINKOSOLAR HLDG CO LTD        NOTE 4.000% 5/1    47759TAA8  $  4,095   10,500,000  PRN        SOLE       10,500,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3     530718AF2  $ 39,261   27,894,000  PRN        SOLE       27,894,000
MYLAN INC                     NOTE 3.750% 9/1    628530AJ6  $ 16,272    8,500,000  PRN        SOLE        8,500,000
NATIONAL RETAIL PPTYS INC     NOTE 3.950% 9/1    637417AA4  $ 18,554   14,300,000  PRN        SOLE       14,300,000
NEXEN INC                     COM                65334H102  $ 15,204      600,000  SH         SOLE          600,000
NEXEN INC                     COM                65334H102  $  5,068      200,000  SH   CALL  SOLE          200,000
OMNICOM GROUP INC             COM                681919106  $  5,161      100,100  SH         SOLE          100,100
ONYX PHARMACEUTICALS INC      NOTE 4.000% 8/1    683399AB5  $ 22,544   10,000,000  PRN        SOLE       10,000,000
PULSE ELECTRONICS CORP        NOTE 7.000%12/1    74586WAA4  $  3,734    5,000,000  PRN        SOLE        5,000,000
QUAD / GRAPHICS INC           COM CL A           747301109  $ 37,366    2,203,161  SH         SOLE        2,203,161
SANOFI                        RIGHT 12/31/2020   80105N113  $  5,809    3,457,600  SH         SOLE        3,457,600
SCHOOL SPECIALTY INC          SDCV 3.750%11/3    807863AM7  $  5,605    8,500,000  PRN        SOLE        8,500,000
SHAW GROUP INC                COM                820280105  $ 25,304      580,100  SH         SOLE          580,100
SHAW GROUP INC                COM                820280105  $  1,745       40,000  SH   CALL  SOLE           40,000
SOLARFUN POWER HOLDINGS CO L  NOTE 3.500% 1/1    83415UAB4  $  3,781    5,000,000  PRN        SOLE        5,000,000
SPDR S&P 500 ETF TR           TR UNIT            78462F103  $ 14,397      100,000  SH   PUT   SOLE          100,000
SUNOCO INC                    COM                86764P109  $  6,683      142,700  SH         SOLE          142,700
TOLL BROTHERS INC             COM                889478103  $  4,154      125,000  SH   CALL  SOLE          125,000
THOMPSON CREEK METALS CO INC  UNIT 99/99/9999    884768300  $  7,704      450,000  SH         SOLE          450,000
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0    896818AB7  $ 44,112   19,200,000  PRN        SOLE       19,200,000
UAL CORP                      NOTE 6.000%10/1    902549AJ3  $ 48,745   20,770,000  PRN        SOLE       20,770,000
VANTAGE DRILLING COMPANY      NOTE 7.875% 9/0    G93205AA3  $  7,474    6,500,000  PRN        SOLE        6,500,000
VERISIGN INC                  SDCV 3.250% 8/1    92343EAD4  $  6,098    4,000,000  PRN        SOLE        4,000,000
VIRGIN MEDIA INC              NOTE 6.500%11/1    92769LAB7  $ 64,445   37,400,000  PRN        SOLE       37,400,000
WESCO INTL INC                DBCV 6.000% 9/1    95082PAH8  $ 29,440   13,737,000  PRN        SOLE       13,737,000

Total Fair Market Value (in thousands):                     $771,241
